Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and due from banks	$ 16,562	$ 13,220
Interest-earning deposits with banks	21,386	16,523
Federal funds sold	12,325	29,601
Cash and cash equivalents	50,273	59,344
Time deposits with banks	2,794	4,410
Securities available for sale	109,668	65,944
Loans held for sale	443	790
Loans, net of allowance for loan losses of $3,274 and $2,511	683,784	326,266
Premises and equipment, net	25,920	17,612
Federal Home Loan Bank stock, at cost	3,478	1,597
Cash surrender value of bank-owned life insurance	22,462	12,122
Deferred income tax asset	6,660	6,426
Goodwill and other intangibles	22,308	10,101
Accrued interest receivable	2,077	1,048
Other real estate owned	32	32
Other assets	1,536	1,573
Total Assets	931,435	507,265
Liabilities:
Noninterest-bearing demand accounts	217,418	89,114
Interest-bearing demand and savings accounts	354,327	198,977
Time deposits	158,204	111,020
Total deposits	729,949	399,111
Other borrowings	71,867	28,927
Subordinated Notes	11,000
Other liabilities	6,518	7,833
Total liabilities	819,334	435,871
Stockholders' equity:
Preferred stock, $0.01 par value, 5,000,000 authorized; none outstanding
Common stock, $0.01 par value, 50,000,000 shares authorized; issued and outstanding of 7,986,074 at December 31, 2016 and 5,259,321 at December 31, 2015	80	53
Additional paid in capital	94,302	52,763
Retained income	21,803	21,846
Unearned employee stock ownership plan ("ESOP") shares	(3,047)	(3,160)
Accumulated other comprehensive loss	(1,037)	(108)
Total stockholders' equity	112,101	71,394
Total liabilities and stockholders' equity	$ 931,435	$ 507,265